Provisions	12 Months Ended
Dec. 31, 2019
Provisions [Abstract]
Provisions
22.	Provisions

	Legal contingencies	Other	Total
	(in € millions)
Carrying amount at January 1, 2018	53	12	65
Charged/(credited) to the consolidated statement of operations:
Additional provisions	—	5	5
Exchange differences	3	—	3
Utilized	(17)	(8)	(25)
Carrying amount at December 31, 2018	39	9	48
Charged/(credited) to the consolidated statement of operations:
Additional provisions	11	5	16
Reversal of unutilized amounts	—	(3)	(3)
Exchange differences	2	—	2
Utilized	(47)	(1)	(48)
Carrying amount at December 31, 2019	5	10	15
As at December 31, 2018
Current portion	39	3	42
Non-current portion	—	6	6
As at December 31, 2019
Current portion	5	8	13
Non-current portion	—	2	2

Legal contingencies

Various legal actions, proceedings, and claims are pending or may be instituted or asserted against the Group. The results of such legal proceedings are difficult to predict and the extent of the Group’s financial exposure is difficult to estimate. The Group records a provision for contingent losses when it is both probable that a liability has been incurred, and the amount of the loss can be reasonably estimated.

Between December 2015 and January 2016, two putative class action lawsuits were filed against Spotify USA Inc. in the U.S. District Court for the Central District of California, alleging that the Group unlawfully reproduced and distributed musical compositions without obtaining licenses. These cases were subsequently consolidated in May 2016 and transferred to the U.S. District Court for the Southern District of New York in October 2016, as Ferrick et al. v. Spotify USA Inc., No. 1:16-cv-8412-AJN (S.D.N.Y.). In May 2017, the parties reached a signed class action settlement agreement pursuant to which the Group will be responsible for (i) a US$43 million cash payment to a fund for the class, (ii) all settlement administration and notice costs, expected to be between US$1 million to US$2 million, (iii) a direct payment of class counsel’s attorneys’ fees of up to US$5 million dollars, (iv) future royalties for any tracks identified by claimants, as well as other class members who provide proof of ownership following the settlement, and (v) reserving future royalties for unmatched tracks. On May 22, 2018, the court granted final approval of the settlement. All appeals of the court’s final approval have been dismissed, and the April 15, 2019 deadline for appellants to appeal to the U.S. Supreme Court has passed, and thus the settlement is now effective.

Since July 2017, six lawsuits alleging unlawful reproduction and distribution of musical compositions have been filed against the Group in (i) the U.S. District Court for the Middle District of Tennessee (Bluewater Music Services Corporation v. Spotify USA Inc., No. 3:17-cv-01051; Gaudio et al. v. Spotify USA Inc., No. 3:17-cv-01052; Robertson et al. v. Spotify USA Inc., No. 3:17-cv-01616; and A4V Digital, Inc. et al. v. Spotify USA Inc., 3:17-cv-01256), (ii) in the U.S. District Court for the Southern District of Florida (Watson Music Group, LLC v. Spotify USA Inc., No. 0:17-cv-62374), and (iii) the U.S. District Court for the Central District of California (Wixen Music Publishing Inc. v. Spotify USA, Inc., 2:17-cv-09288). The complaints sought an award of damages, including the maximum statutory damages allowed under U.S. copyright law of US$150,000 per work infringed. The Wixen v. Spotify lawsuit was voluntarily dismissed on December 20, 2018 after the parties reached a mutual settlement. The Watson v. Spotify lawsuit was voluntarily dismissed on April 24, 2019 following the resolution of all appeals of the Ferrick class action settlement. As of December 31, 2019, the Robertson v. Spotify, Bluewater v. Spotify, Gaudio v. Spotify, and A4V v. Spotify lawsuits have all been dismissed.

Other

The Group has obligations under lease agreements to return the leased assets to their original condition. An obligation to return the leased asset to their original condition upon expiration of the lease is accounted for as asset retirement obligations. The obligations are expected to be settled at the end of the lease terms. The Group has indirect tax provisions which relate primarily to potential non-income tax obligations in various jurisdictions. The Group recognizes provisions for claims or indirect taxes when it determines that an unfavorable outcome is probable and the amount of loss can be reasonably estimated. These provisions are recognized as general and administrative expenses.